PRINCIPAL ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Basis of presentation and use of estimates

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company's consolidated financial statements include allowance for doubtful receivables, provision for inventories and advances to suppliers, impairment of long-lived assets, the economic useful lives of property, plant and equipment and intangible assets, assumptions used in purchase price allocation, assumptions used to measure impairment of goodwill, property, plant and equipment, project assets and intangible assets, certain accrued liabilities including accruals for warranty costs, accounting for share-based compensation, fair value measurements, legal contingencies, and income taxes and related tax valuation allowance, and the assessment of going concern assumption as discussed below.

The Company has negative working capital at December 31, 2012. Management believes that the Company's current cash position as of December 31, 2012, the cash expected to be generated from operations and funds available from borrowings under the bank quotas will be sufficient to meet the Company's working capital and capital expenditure requirements for at least the next twelve months from December 31, 2012. However, given that certain bank borrowings and bonds are due within the near term future (Note 16 and Note 17), and possible exercise of the put option of the convertible senior notes on May 14, 2014 (Note 21), sufficient funds may not be available to the Company. Accordingly, the Company may need to reduce discretionary spending and raise additional funds through public or private equity or debt financing. Any additional equity financing may be dilutive to stockholders and debt financing, if available, may involve covenants that would restrict the Company.

Additional funds may not be available on terms favourable to the Company or at all. Failure to manage discretionary spending or raise additional capital or debt financing as required may adversely impact the Company's ability to achieve its intended business objectives. The Company believes, although it is not certain, that it will be able to maintain compliance with the convertible senior notes covenants including the put option on May 15, 2014 and repay short term borrowings and other liabilities as those become due for at least the next twelve months from December 31, 2012, and as such, these financial statements are prepared under the going concern assumption which contemplates the realization of assets and the liquidation of liabilities in the ordinary course of business.

Consolidation

b. Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

For the Company's majority-owned subsidiaries, non-controlling interests is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group.

The Group has revised the statement of cash flows for 2011 to correct the classification of a RMB 31,924,842 cash outflow related to prepayment for share repurchases from operating activities to financing activities. The impact of the revision was not material to the previously reported net total cash flows from operating activities and net total cash flows from financing activities.

Foreign currency translation

c. Foreign currency translation

The Group's reporting currency is the Renminbi ("RMB"), the official currency in the PRC. The Company and certain subsidiaries use RMB as their functional currency. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by the People's Bank of China (the "PBOC") prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the applicable balance sheet dates. All such exchange gains or losses are included in exchange loss in the consolidated statements of operations.

For consolidation purpose, the financial statements of the Company's subsidiaries whose functional currencies are other than the RMB are translated into RMB using exchange rates quoted by PBOC. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses and gains and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of in accumulated other comprehensive income in the consolidated statement of comprehensive income/ (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China's foreign exchange trading system market. The Company's aggregate amount of cash, cash equivalents and restricted cash denominated in RMB amounted to RMB461.7 million and RMB382.8million as of December 31, 2011 and 2012, respectively.

Cash and cash equivalents

d. Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Restricted cash

e. Restricted cash

Restricted cash represents deposits legally held by a bank which are not available for the Group's general use. These deposits are held as collateral for issuance of letters of credit or guarantee, bank acceptance notes to vendors for purchase of machinery and inventories and forward contracts.

Short-term investments

f. Short-term investments

Short-term investments represent the bank time deposits with original maturities longer than three months and less than one year. As of December 31, 2012, RMB662.8 million of short-term investments were held as collateral for issuance of letters of credit, guarantee or bank acceptance notes, compared with RMB448.4 million of short-term investments held as collateral for issuance of letters of credit, guarantee or bank acceptance notes as of December 31, 2011.

Notes receivable and payable

g. Notes receivable and payable

The Group accepts bank acceptance notes from customers in China in the normal course of business. The Group may discount these notes with banks in China or endorse these notes with its suppliers to clear its accounts payable. Notes that have been discounted with banks or endorsed with suppliers are derecognized from the consolidated balance sheets when the criteria for sale treatment are met.

The Group also issues bank acceptance notes to its suppliers in China in the normal course of business. The Group classified the changes in notes payable and the restricted cash held as collateral for issuance of bank acceptance notes as financing activities.

Notes receivable and payable are typically non-interest bearing and have maturities of less than six months.

Accounts receivable

h. Accounts receivable

Specific provisions are made against accounts receivable for estimated losses resulting from the inability of the Group's customers to make payments. The Group periodically assessed accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision, if any. Before approving sales to each customer, the Group conducts a credit assessment for each customer to evaluate the collectability of such sales. The assessment usually takes into consideration the credit worthiness of such customer and its guarantor, if any, the Group's historical payment experience with such customer, industry-wide trends with respect to credit terms, including the terms offered by competitors, and the macro-economic conditions of the region to which sales will be made. The Group will execute a sales order with a customer and arrange for shipment only if its credit assessment concludes that the collectability with such customer is reasonably assured. The Group may also from time to time require security deposits from certain customers to minimize its credit risk. After the sales are made, the Group closely monitors the credit situation of each customer on an on-going basis for any subsequent change in its financial position, business development and credit rating, and will evaluate whether any of such adverse change warrants further action to be taken by the Group, including asserting claims and/or initiating legal proceedings against the customer and/or its guarantor, as well as making provisions. It is also the Group's general practice to suspend further sales to any customer with significant overdue balances. The receivable from insurance is only recorded when insurance claim has been submitted to the insurance company and been accepted and acknowledged by the carrier and recovery is considered reasonably assured. Upon recording the recovery, the bad debt expense is reduced.

Short-term and long-term advances to suppliers

i. Short-term and long-term advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances to suppliers and provide for losses on advances which are akin to receivables in operating expenses because of suppliers' inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Company classified short-term and long-term advances to suppliers based on management's best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group's ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the 12 months are recorded in advances to suppliers to be utilized beyond one year. A provision of advance to suppliers of nil, RMB 652,937, and RMB227,073,440 was recorded for the years ended December 31, 2010, 2011 and 2012, respectively. The Group has reclassified "provision for advance to suppliers" to a separate line item from "General and administrative expenses" for the year ended December 31, 2011 to conform to the current period presentation in the consolidated statement of operation due to that the provision for advance to suppliers was not significant in 2011 (Note 7).

Inventories

j. Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average method. Provisions are made for excess, slow moving and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Group's gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously reserved or written down are eventually sold. The sale of previously reserved inventory did not have a material impact on our gross margin percentage for any of the years presented.

In addition, the Group analyzes its firm purchase commitments, which currently consist primarily of the long-term fixed price polysilicon supplier agreements, at each period end. Provision is made in the current period when the anticipated inventories cost from future execution of such supplier agreement is in excess of market. There was no loss provision recorded related to these long-term contracts for each of the three years ended December 31, 2010, 2011 and 2012.

Property, plant and equipment, net

k. Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Depreciation, taking into consideration any estimated residual value, is computed using the straight-line method over the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture, fixture and office equipment	3-5 years
Motor vehicles	4-5 years

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statement of operations upon disposal.

Interest Capitalization

l. Interest Capitalization

The interest cost associated with major development and construction projects is capitalized and included in the cost of the property, plant and equipment or project assets. Interest capitalization ceases once a project is substantially complete or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Group capitalizes interest on amounts expended on the project at the Group's weighted average cost of borrowed money. Interest expense capitalized for the years ended December 31, 2010, 2011 and 2012 were RMB2,147,440, RMB3,505,464 and RMB7,507,649, respectively.

Project assets

m. Project assets

Project assets consist primarily of costs relating to construction of solar power plants at various stages of development. These costs include costs for land and costs for developing and constructing PV solar power plants. While the project assets are not constructed for any specific customers, the Group intends to sell the project assets upon their completion. Upon completion of development and connection of the solar power plants, income generated from connection to the grid is recognized as revenue and the project assets are amortized over the expected life of 20 years.

The Group has reclassified the 2011 balance of RMB 272,504,672 from Property, Plant and Equipment to conform to the current period presentation in the Consolidated Balance Sheet. These reclassifications had no impact on previous reported total non-current assets and total assets.

The Group has reclassified the 2011 amount of RMB 235,198,641 from purchase of property, plant and equipment to construction of project assets to conform to the current period presentation in the Consolidated Statement of Cash Flows. The Group has separately presented the 2011 balance of RMB 37,306,301 from purchase of property, plant and equipment included in other payable to purchase of project assets included in other payable to conform to the current period presentation in the supplemental disclosure of non-cash investing and financing cash flow information section of the Consolidated Statement of Cash Flows. These reclassifications had no impact on previous reported net total cash used in investing activities.

Land use rights

n. Land use rights

Land use rights represent fees paid to obtain the right to use land in the PRC. Amortization is computed using the straight-line method over the terms specified in land use right certificates of 50 years or 70 years, as applicable.

Intangible assets

o. Intangible assets

Intangible assets include purchased software and fees paid to register trademarks, which are amortized on a straight-line basis over their estimated useful lives, which are 5 or 10 years.

Goodwill

p. Goodwill

Goodwill represents the excess of (i) the aggregate of (a) the consideration transferred measured in accordance with ASC 805, which generally requires acquisition-date fair value; (b) the fair value of any noncontrolling interests in the acquiree; and (c) in a business combination achieved in stages, the acquisition-date fair value of the acquirer's previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree. If the consideration transferred is less than the fair value of the net assets acquired, the difference is recognized as a gain directly in the consolidated statement of operations. In a business combination, any acquired intangible assets that do not meet separate recognition criteria as specified in ASC 805 are recognized as goodwill.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. In December of each year, the Company tests impairment of goodwill at the reporting unit level and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit. The Company performs a two-step goodwill impairment test. The first step, identifying potential impairment, compares the fair values of each reporting unit to its carrying amount, including goodwill. If the carrying value of the reporting unit exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. Any excess of the reporting unit goodwill carrying value over the respective implied value is recognized as an impairment loss.

An impairment loss of nil, RMB45,645,832 and nil was recorded for the years ended December 31,2010, 2011 and 2012, respectively. See Note 3. "Goodwill" to the Company's consolidated financial statements for additional information on the Company's goodwill impairment tests.

Business combination

q. Business combination

The Group accounts for business combinations using the acquisition method of accounting. This method requires that the acquisition consideration to be allocated to the assets, including separately identifiable intangible assets, and the liabilities that the Company acquires based on their estimated fair values. The Group makes estimates and judgments in determining the fair value of the acquired assets and liabilities based on its experience with similar assets and liabilities in similar industries. If different judgments or assumptions were used, the amounts assigned to the individual acquired assets or liabilities could be materially different.

Investments in affiliates

r. Investments in affiliates

The Group holds equity investments in affiliates for which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Group records its' proportionate share of the investees' income or loss in its consolidated financial statements.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Impairment of long-lived assets

s. Impairment of long-lived assets

The Group's long-lived assets include property, plant and equipment, project assets and other intangible assets with finite lives. The Group's business requires heavy investment in manufacturing equipment that is technologically advanced, but can quickly become significantly under-utilized or rendered obsolete by rapid changes in demand for solar power products produced with those equipment.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. The Group may recognize impairment of long-lived assets in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to these assets. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss, if any, is recognized for the difference between the fair value of the asset and its carrying value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. .

Leases

t. Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. At inception, a capital lease is recorded at the present value of minimum lease payments or the fair value of the asset, whichever is less. Assets under capital leases are amortized on a basis consistent with that of similar fixed assets or the lease term, whichever is less. Operating lease costs are recognized on a straight-line basis over the lease term.

Revenue recognition

u. Revenue recognition

The Group recognizes revenue for product sales when persuasive evidence of an arrangement exists, delivery of the product has occurred and title and risk of loss has passed to the customer, the sales price is fixed or determinable and the collectability of the resulting receivable is reasonably assured. For all sales, the Group requires a contract or purchase order which quantifies pricing, quantity and product specifications.

For sales of photovoltaic products from PRC to foreign customers, delivery of the products generally occurs at the point in time the product is delivered to the named port of shipment, which is when the risks and rewards of ownership are transferred to the customer. For sales of PV products to domestic customers in PRC or by foreign subsidiaries, delivery of the product occurs generally at the point in time the product is received by the customer, which is when the risks and rewards of ownership have been transferred. In the case of sales that are contingent upon customer acceptance, revenue is not recognized until the deliveries are formally accepted by the customers.

The Group enters into certain sales contracts with retainage terms during 2012, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage after a specified period which generally range from one year to two years (the "Retainage Period"). Given the limited experience the Group has with respect to the collectability of the retainage, the Group defers recognition of the retainage as revenue until the customers pay it after the Retainage Period expires. As of December 31, 2012, the total amounts of retainage that were not recognized as revenue were RMB121,814,534.

The Group offers to its solar modules customers the right to return or exchange defective products within a prescribed period if the volume of the defective products exceeds a certain percentage of the shipment as specified in the individual sales contract. For the solar module sales contracts signed subsequent to October 1, 2010, the Group no longer offers the rights to return and refund to its customers. Actual returns were 0.2% of total sales for the years ended December 31, 2010.

The Group provides solar power product processing services to customers and the revenue of processing services is recognized upon completion which is generally evidenced by delivery of processed products to the customers.

The Company recognizes revenue related to solar system integration projects on the percentage-of-completion method. The Company estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Company applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. When the Company determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly.

The Company recognized income from generated electricity as revenue upon completion of development and connection of the solar power plant to the grid.

Advance payments received from customers for the future sale of inventory are recognized as advances from third party customers in the consolidated balance sheets. Advances from third party customers are recognized as revenues when the conditions for revenue recognition described above have been satisfied. Advances from third party customers have been recognized as a current liability because the amount at each balance sheet date is expected to be recognized as revenue within twelve months.

In the PRC, value added tax ("VAT") at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of product and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Cost of revenue

v. Cost of revenue

Cost of revenue includes production and indirect costs, as well as shipping and handling costs for raw materials purchase and provision for inventories.

Costs of revenue for integration projects, include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.

Warranty cost

w. Warranty cost

Solar modules produced by the Group are typically sold with either a 2-year or 5-year warranty for product defects, and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. Therefore, the Group is exposed to potential liabilities that could arise from these warranties. The potential liability is generally in the form of product replacement or repair.

Due to limited warranty claim history, the Group estimates warranty costs based on an assessment for its competitors' history while incorporating estimates of failure rates through its quality review. Consequently, the Group accrues the equivalent of 1% of gross revenues as a warranty liability to accrue the estimated cost of its warranty obligations. Actual warranty costs incurred for warranty claims by customers are recorded in and charged against the accrued warranty liability. To the extent that actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. The Group began the sales of solar modules in the first half of 2009 and has not experienced any material warranty claims to-date in connection with declines in the power generation capacity of its solar modules or defects. The accrual for warranty cost as of December 31, 2010, 2011 and 2012 were RMB33,432,852, RMB96,463,635 and RMB130,517,641, respectively. The warranty costs were classified as current liabilities under other payables and accruals, and non-current liabilities under accrued warranty costs - non-current, respectively, which reflect our estimate of the timing of when the warranty expenditures will likely be made. For the years ended December 31, 2010, 2011 and 2012, warranty cost expenses were RMB31,705,135, RMB63,030,783 and RMB40,213,055, respectively. The utilization of the warranty accruals for the years ended December 31, 2010, 2011 and 2012 were nil, nil and RMB6,159,049.

We purchase warranty insurance policy which provides coverage for the product warranty services of our solar modules worldwide. Prepayment for warranty insurance premium is initially recorded as other assets and is amortized over the insurance coverage period. Prepayment for warranty insurance premium is not recorded as reduction of estimated warranty liabilities. Once the Company receives insurance recoveries, warranty expenses will be credited

Shipping and handling

x. Shipping and handling

Costs to ship products to customers are included in selling and marketing expenses in the consolidated statements of operations. Costs to ship products to customers were RMB57,261,154, RMB119,821,738 and RMB164,942,482for the years ended December 31, 2010, 2011 and 2012, respectively.

Research and development	y. Research and development Research and development costs are expensed when incurred.
Start-up costs

z. Start-up costs

The Company expenses all costs incurred in connection with start-up activities, including pre-production costs associated with new manufacturing facilities and costs incurred with the formation of new subsidiaries such as organization costs.

Income Taxes

aa. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The accounting for uncertain tax positions requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. For periods presented, the Group did not have any interest and penalties associated with uncertain tax positions in the year ended December 31, 2010, 2011 and 2012 as there were no uncertain tax positions.

Commitments and Contingencies

ab. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

Financial guarantees

ac. Financial guarantees

The Group issues guarantees in favor of certain third parties. A guarantee requires the issuer to make payments to reimburse the holder for a loss it incurs when a specified debtor fails to make repayments to the holder, when the debtor's liability to the holder falls due.

A guarantee is initially recognized at the estimated fair value in the Group's consolidated balance sheets unless it becomes probable that the Group will reimburse the holder of the guarantee for an amount higher than the carrying amount, in which case the guarantee is carried in the Group's consolidated balance sheets at the expected amount payable to the holder. The guarantee is derecognized when the Group's obligation to the holder expires.

Fair value of financial instruments

ad. Fair value of financial instruments

The Company does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). A hierarchy is established for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company's evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company's consolidated assets, liabilities, equity and net income.

The Company's financial instruments consist principally of cash and cash equivalents, restricted cash, short-term investments, accounts and notes receivable, forward contract receivable, other receivables, prepayments and other current assets, capped call options, accounts and notes payable, other payables and accruals, forward contract payables, bonds payable, short-term borrowings, long-term borrowings, guarantee liabilities and convertible senior notes.

The Company elects to classify the cash flows related to realized gain or loss on settlement of foreign exchange forward contracts as operating activities, which are based on the nature of the cash flows the derivative is economically hedging.

Government grants

ae. Government grants

Government grants related to technology upgrades and enterprise development are recognized as subsidy income when received. For the years ended December 31, 2010, 2011 and 2012, the Group received financial subsidies of RMB15,696,641, RMB25,553,802 and RMB40,902,610 from the local PRC government authorities, respectively. These subsidies were non-recurring, not refundable and with no conditions, including none related to specific use or disposition of the funds, attached. Such amounts were recorded as subsidy income in the consolidated statements of operations. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

Government grants related to assets are initially recorded as other payables and accruals which are then deducted from the carrying amount when the assets are ready for use. The Company received government grant related to assets of RMB55,000,000, RMB91,611,300 and RMB119,820,411during the years ended December 31, 2010, 2011 and 2012, respectively.

Repurchase of share

af. Repurchase of share

When the Company's shares are purchased for retirement, the excess of the purchase price over its par value is recorded entirely to additional paid-in capital subject to the limitation of the additional paid in capital when the shares were originally issued. When the Company's shares are acquired for purposes other than retirement, the purchase price is shown separately as treasury stock.

Statutory reserves

ag. Statutory reserves

Zhejiang Jinko, as sino-foreign owned joint venture incorporated in the PRC, is required to make appropriations of net profits, after recovery of accumulated deficit, to (i) a general reserve fund, (ii) an enterprise expansion fund, and (iii) a staff bonus and welfare fund prior to distribution of dividends to investors. These reserve funds are set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (the "PRC GAAP"). The percentage of net profit for appropriation to these funds is at the discretion of their board of directors.

Jiangxi Jinko, as a wholly foreign owned enterprise incorporated in the PRC, is required on an annual basis to make appropriations of net profits, after the recovery of accumulated deficit, to a general reserve fund and a staff bonus and welfare fund. These reserve funds are set at certain percentage of after-tax profit determined in accordance with the PRC GAAP. The percentage of the appropriation for general reserve fund is at least 10%, and the percentage of the appropriation for staff bonus and welfare fund is at the discretion of its boards of directors.

Except for the aforementioned subsidiaries, the Company's other subsidiaries, as domestic enterprises incorporated in the PRC, are required on an annual basis to make an appropriation of net profits, after the recovery of accumulated deficit, to a statutory reserve fund. The statutory reserve fund is set at the percentage of not lower than 10% of the after-tax profit determined in accordance with the PRC GAAP.

Once the level of the general reserve fund and the statutory reserve fund reach 50% of the registered capital of the underlying entities, further appropriations to these funds are discretionary. The Group's statutory reserves can only be used for specific purposes of enterprises expansion and staff bonus and welfare, and are not distributable to the shareholders except in the event of liquidation. Appropriations to these funds are accounted for as transfers from retained earnings to the statutory reserves.

During the years ended December 31, 2010, 2011 and 2012, the Group made total appropriations to these statutory reserves of RMB126,152,136, RMB14,397,530 and RMB56,894, respectively.

Segment reporting	ah. Segment reporting The Group has adopted ASC 280, Segment Reporting, for its segment reporting. The Group operates and manages its business as a single segment primarily in China.
Earnings (Loss) per share

ai. Earnings(Loss) per share

Basic earnings(loss) per share is computed by dividing net income(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings(loss) per share is calculated by dividing net income(loss) attributable to ordinary shareholders, as adjusted for the change in income or loss as result from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Share-based compensation

aj. Share-based compensation

The Company's share-based payment transactions with employees, including share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Other comprehensive income (loss)

ak. Other comprehensive income/(loss)

Other comprehensive income/(loss) is defined as the change in equity during a period from non-owner sources. The Company's other comprehensive income/(loss) for each period presented is comprised of foreign currency translation adjustment of the Company's foreign subsidiaries whose assets and liabilities are translated from their respective functional currencies at exchange rates in effect at the balance sheet date, and revenues and expenses are translated at average exchange rates prevailing during the applicable period.

Convenience translation

al. Convenience translation

Translations of amounts from RMB into United States dollars ("US$" or "USD") are solely for the convenience of readers and were calculated at the rate of RMB6.2301 to US$1.00, the noon buying rate in effect on December 31, 2012, as set forth in the H.10 statistical release of the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2012, or at any other rate.

Recent accounting pronouncements

am. Recent accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. We adopted the new guidance since January 1, 2012, and the adoption of this pronouncement did not have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220), Presentation of Comprehensive Income." The ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, "Comprehensive Income," and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. In December 2011, the FASB issued ASU 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." This ASU defers the requirement in ASU 2011-05 that entities present reclassification adjustments for each component of accumulated other comprehensive income ("AOCI") in both net income and other comprehensive income on the face of the financial statements. ASU 2011-12 requires entities to continue to present amounts reclassified out of AOCI on the face of the financial statements or disclose those amounts in the notes to the financial statements. The effective date of ASU 2011-12 is consistent with ASU 2011-05, which is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public entities. We adopted this ASU since January 1, 2012, and changed the Company's presentation of comprehensive income in its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, "Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment". This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments in this ASU apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. We adopted the new guidance since January 1, 2012, and the adoption of this pronouncement did not have a significant effect on its consolidated financial statements.

On December 16, 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities," which contains new disclosure requirements regarding the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The new disclosures are designed to make financial statements that are prepared under US GAAP more comparable to those prepared under IFRSs. To facilitate comparison between financial statements prepared under US GAAP and IFRSs, the new disclosures will give financial statement users information about both gross and net exposures. The new disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein; retrospective application is required. The Company does not expect that the adoption of this ASU will have a material effect on its consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350), Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 gives companies an option to first assess qualitative factors to determine whether the existence of events and circumstances indicate it is more-likely-than-not that an indefinite-lived intangible asset is impaired. If based on its qualitative assessment, a company concludes that it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if a company concludes otherwise, quantitative impairment testing is not required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of this accounting standard in the first quarter of 2013 to have an impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, "Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". This update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The Company does not expect the adoption of this accounting standard beginning on January 1, 2013 to have a material impact on its consolidated financial statements.